INVENTORIES	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

Note 5 –INVENTORIES

Inventories are summarized as follows:

	December 31,
	2011	2010
Raw materials and Inventoried Costs	$3,979,034	$5,224,257

Inventoried cost, are costs relating to the assembly of sub-component parts available for future use on various types of machines manufactured by the Company, and for costs relating to the construction of equipment which has not been contracted by a customer, but which Company management has determined is readily saleable in the construction equipment industry. Total inventoried costs as of December 31, 2011 and 2010, was $434,591 and 1,646,583, respectively.